American High-Income Trust®
Investment portfolio
December 31, 2023
unaudited

Bonds, notes & other debt instruments 87.45% Corporate bonds, notes & loans 87.06% Energy 14.91%	Principal amount (000)	Value (000)
Aethon United BR, LP 8.25% 2/15/2026[1]	USD9,500	$9,557
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	10,095	9,717
Antero Resources Corp. 7.625% 2/1/2029[1]	4,356	4,474
Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,414
Apache Corp. 4.625% 11/15/2025	5,540	5,410
Apache Corp. 5.10% 9/1/2040	13,635	11,704
Apache Corp. 4.75% 4/15/2043	3,015	2,378
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	38,410	38,711
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,829
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	4,070
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	26,735	24,902
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	25,330	24,038
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	9,754	9,891
Borr IHC, Ltd. 10.00% 11/15/2028[1]	42,323	44,228
Borr IHC, Ltd. 10.375% 11/15/2030[1]	11,850	12,265
California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,368
Callon Petroleum Co. 7.50% 6/15/2030[1]	35,856	36,200
Cenovus Energy, Inc. 5.375% 7/15/2025	204	204
Cenovus Energy, Inc. 4.25% 4/15/2027	390	381
Cenovus Energy, Inc. 5.25% 6/15/2037	151	145
Cenovus Energy, Inc. 5.40% 6/15/2047	232	220
Cheniere Energy Partners, LP 4.50% 10/1/2029	618	592
Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	19,731
Chesapeake Energy Corp. 5.75% 3/15/2024[2]	1,730	35
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	15,875	15,752
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	45,620	44,755
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	14,610	14,762
Chord Energy Corp. 6.375% 6/1/2026[1]	2,865	2,868
CITGO Petroleum Corp. 6.375% 6/15/2026[1]	8,000	7,982
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	32,145	33,082
Civitas Resources, Inc. 5.00% 10/15/2026[1]	17,860	17,338
Civitas Resources, Inc. 8.375% 7/1/2028[1]	10,415	10,886
Civitas Resources, Inc. 8.625% 11/1/2030[1]	16,405	17,415
Civitas Resources, Inc. 8.75% 7/1/2031[1]	65,373	69,674
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	5,166
CNX Resources Corp. 7.25% 3/14/2027[1]	23,882	24,138
CNX Resources Corp. 6.00% 1/15/2029[1]	35,548	34,120
CNX Resources Corp. 7.375% 1/15/2031[1]	18,926	19,079
Comstock Resources, Inc. 6.75% 3/1/2029[1]	15,215	13,933
Comstock Resources, Inc. 5.875% 1/15/2030[1]	26,555	23,067
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]	5,367	5,367
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[4]	47,404	34,487
Continental Resources, Inc. 5.75% 1/15/2031[1]	7,250	7,222
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	8,650	8,712
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	41,701	43,300
American High-Income Trust — Page 1 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Devon Energy Corp. 5.875% 6/15/2028	USD2,830	$2,861
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,647
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	7,845	8,029
DT Midstream, Inc. 4.125% 6/15/2029[1]	26,695	24,590
DT Midstream, Inc. 4.375% 6/15/2031[1]	7,951	7,182
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	4,914	4,846
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	21,580	18,272
Energean PLC 6.50% 4/30/2027[1]	2,780	2,542
Energy Transfer, LP 6.00% 2/1/2029[1]	1,500	1,514
Energy Transfer, LP 8.00% 4/1/2029[1]	25,695	26,754
Energy Transfer, LP 7.375% 2/1/2031[1]	377	396
EQM Midstream Partners, LP 4.125% 12/1/2026	1,987	1,921
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	5,031	5,187
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	37,825	38,538
EQM Midstream Partners, LP 5.50% 7/15/2028	17,346	17,198
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	21,410	20,246
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	7,994
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	34,178	31,854
EQM Midstream Partners, LP 6.50% 7/15/2048	23,953	24,579
EQT Corp. 5.00% 1/15/2029	3,925	3,892
EQT Corp. 3.625% 5/15/2031[1]	6,515	5,827
Genesis Energy, LP 6.25% 5/15/2026	6,115	6,114
Genesis Energy, LP 8.00% 1/15/2027	66,354	67,502
Genesis Energy, LP 7.75% 2/1/2028	10,055	10,100
Genesis Energy, LP 8.25% 1/15/2029	32,535	33,506
Genesis Energy, LP 8.875% 4/15/2030	23,828	24,664
Harbour Energy PLC 5.50% 10/15/2026[1]	32,030	31,340
Harvest Midstream I, LP 7.50% 9/1/2028[1]	35,517	35,345
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	6,390	6,171
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	26,598
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	9,470	9,176
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	3,515	3,505
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	19,025	18,394
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	18,338	17,809
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	24,212	23,428
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	19,840	19,114
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	48,631	51,597
Jonah Energy, LLC 12.00% 11/5/2025[3]	16,449	16,449
Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,808
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	22,796	1,824
Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,708
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	21,480	18,729
Nabors Industries, Inc. 7.375% 5/15/2027[1]	31,805	31,193
Nabors Industries, Inc. 9.125% 1/31/2030[1]	27,660	27,796
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	7,155	6,885
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	21,325	21,150
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	32,495	32,262
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	112,673	108,313
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.39% 10/30/2028[5,6]	6,205	6,135
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	167,969	169,783
NGL Energy Partners, LP 6.125% 3/1/2025	39,177	39,129
NGL Energy Partners, LP 7.50% 4/15/2026	21,750	21,643
NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	993
American High-Income Trust — Page 2 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Finance II, LLC 8.00% 4/15/2030[1]	USD8,525	$8,878
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	38,230	38,748
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	24,790	25,852
NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,124
Occidental Petroleum Corp. 2.90% 8/15/2024	10,480	10,312
Occidental Petroleum Corp. 5.875% 9/1/2025	12,395	12,472
Occidental Petroleum Corp. 6.375% 9/1/2028	4,575	4,812
Occidental Petroleum Corp. 8.875% 7/15/2030	7,875	9,224
Occidental Petroleum Corp. 6.625% 9/1/2030	7,825	8,331
Occidental Petroleum Corp. 6.125% 1/1/2031	7,940	8,253
Occidental Petroleum Corp. 6.45% 9/15/2036	5,090	5,392
Occidental Petroleum Corp. 6.20% 3/15/2040	735	760
Occidental Petroleum Corp. 6.60% 3/15/2046	1,530	1,659
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	2,004
Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,650
PDC Energy, Inc. 5.75% 5/15/2026	12,000	11,985
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	7,097	7,100
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	1,190	1,235
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,342
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	20,705	23,032
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	8,575	8,853
Petroleos Mexicanos 4.875% 1/18/2024	5,287	5,278
Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,104
Petroleos Mexicanos 6.875% 8/4/2026	5,000	4,859
Petroleos Mexicanos 8.75% 6/2/2029	14,137	13,753
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	6,800	6,682
Range Resources Corp. 4.875% 5/15/2025	5,803	5,735
Range Resources Corp. 8.25% 1/15/2029	15,865	16,440
Range Resources Corp. 4.75% 2/15/2030[1]	24,510	22,684
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	7,868	7,532
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	22,285	23,269
Sitio Royalties Operating Partnership, LP 7.875% 11/1/2028[1]	7,475	7,752
SM Energy Co. 6.50% 7/15/2028	2,910	2,915
Southwestern Energy Co. 5.70% 1/23/2025[7]	5,630	5,611
Southwestern Energy Co. 8.375% 9/15/2028	8,875	9,198
Southwestern Energy Co. 5.375% 3/15/2030	28,845	28,200
Southwestern Energy Co. 4.75% 2/1/2032	13,055	12,095
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	4,186
Sunoco, LP 6.00% 4/15/2027	12,591	12,627
Sunoco, LP 5.875% 3/15/2028	4,885	4,883
Sunoco, LP 7.00% 9/15/2028[1]	34,975	36,108
Sunoco, LP 4.50% 5/15/2029	38,080	35,415
Sunoco, LP 4.50% 4/30/2030	40,575	37,607
Superior Plus, LP 4.50% 3/15/2029[1]	6,485	6,019
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	2,535	2,550
Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,382
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	19,154
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	6,911
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,457
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	8,310	8,440
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	10,763	10,733
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	24,931	25,883
Transocean, Inc. 11.50% 1/30/2027[1]	5,405	5,652
Transocean, Inc. 8.75% 2/15/2030[1]	16,396	17,143
American High-Income Trust — Page 3 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean, Inc. 6.80% 3/15/2038	USD10,600	$8,512
USA Compression Partners, LP 6.875% 4/1/2026	15,336	15,288
USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,377
Valaris, Ltd. 8.375% 4/30/2030[1]	8,000	8,203
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,784	3,769
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	47,040	41,503
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	32,955	27,967
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	14,650	14,808
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	8,775	9,291
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	20,220	20,240
Vital Energy, Inc. 10.125% 1/15/2028	5,330	5,481
Vital Energy, Inc. 9.75% 10/15/2030	16,425	17,040
W&T Offshore, Inc. 11.75% 2/1/2026[1]	7,100	7,307
Weatherford International, Ltd. 6.50% 9/15/2028[1]	33,776	34,982
Weatherford International, Ltd. 8.625% 4/30/2030[1]	76,926	80,385
Western Midstream Operating, LP 3.10% 2/1/2025[7]	14,110	13,740
Western Midstream Operating, LP 3.95% 6/1/2025	1,280	1,249
Western Midstream Operating, LP 4.50% 3/1/2028	340	329
Western Midstream Operating, LP 4.75% 8/15/2028	2,830	2,765
Western Midstream Operating, LP 5.25% 2/1/2050[7]	11,000	9,876
		2,848,988
Consumer discretionary 11.43%
Acushnet Co. 7.375% 10/15/2028[1]	9,770	10,199
Advance Auto Parts, Inc. 1.75% 10/1/2027	4,304	3,697
Advance Auto Parts, Inc. 5.95% 3/9/2028	7,351	7,320
Advance Auto Parts, Inc. 3.90% 4/15/2030	24,722	22,191
Advance Auto Parts, Inc. 3.50% 3/15/2032	12,761	10,566
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	14,417	14,143
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	28,705	26,128
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	27,823	22,712
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	21,647	22,134
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	30,700	28,450
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	28,915	26,312
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	5,110	4,676
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	7,375	7,542
Bath & Body Works, Inc. 6.875% 11/1/2035	24,193	24,531
Bath & Body Works, Inc. 6.75% 7/1/2036	17,700	17,836
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,087
Boyd Gaming Corp. 4.75% 6/15/2031[1]	6,005	5,518
Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,566
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	15,390	15,443
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	11,525	11,822
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	9,520	8,599
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	22,590	23,179
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	6,965	6,969
Carnival Corp. 7.625% 3/1/2026[1]	450	458
Carnival Corp. 5.75% 3/1/2027[1]	36,075	35,216
Carnival Corp. 4.00% 8/1/2028[1]	64,610	60,111
Carnival Corp. 6.00% 5/1/2029[1]	102,574	98,776
Carnival Corp. 7.00% 8/15/2029[1]	9,745	10,181
Carnival Corp. 10.50% 6/1/2030[1]	31,023	33,956
Carvana Co. 12.00% PIK 12/1/2028[1,4]	2,755	2,341
Clarios Global, LP 6.25% 5/15/2026[1]	3,667	3,674
American High-Income Trust — Page 4 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Clarios Global, LP 8.50% 5/15/2027[1]	USD6,825	$6,862
Dana, Inc. 4.50% 2/15/2032	2,800	2,439
Everi Holdings, Inc. 5.00% 7/15/2029[1]	3,000	2,727
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	27,580	25,050
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	86,729	76,248
First Student Bidco, Inc. 4.00% 7/31/2029[1]	24,840	21,565
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[5,6]	3,160	3,144
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.61% 7/21/2028[5,6]	980	975
Ford Motor Co. 3.25% 2/12/2032	4,490	3,736
Ford Motor Co. 6.10% 8/19/2032	12,465	12,571
Ford Motor Credit Co., LLC 3.81% 1/9/2024	3,398	3,396
Ford Motor Credit Co., LLC 5.584% 3/18/2024	934	933
Ford Motor Credit Co., LLC 3.664% 9/8/2024	3,188	3,139
Ford Motor Credit Co., LLC 2.30% 2/10/2025	2,000	1,925
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,000	1,976
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,300	1,264
Ford Motor Credit Co., LLC 3.375% 11/13/2025	12,450	11,919
Ford Motor Credit Co., LLC 6.95% 6/10/2026	30,517	31,324
Ford Motor Credit Co., LLC 4.542% 8/1/2026	1,490	1,444
Ford Motor Credit Co., LLC 2.70% 8/10/2026	9,657	8,948
Ford Motor Credit Co., LLC 4.271% 1/9/2027	11,575	11,108
Ford Motor Credit Co., LLC 4.125% 8/17/2027	4,800	4,548
Ford Motor Credit Co., LLC 3.815% 11/2/2027	16,990	15,873
Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,100	3,684
Ford Motor Credit Co., LLC 6.80% 5/12/2028	11,960	12,500
Ford Motor Credit Co., LLC 5.113% 5/3/2029	5,615	5,465
Ford Motor Credit Co., LLC 7.20% 6/10/2030	16,150	17,218
Ford Motor Credit Co., LLC 4.00% 11/13/2030	16,188	14,537
Ford Motor Credit Co., LLC 7.122% 11/7/2033	21,774	23,472
Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,761
Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,772
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	7,380	6,849
Hanesbrands, Inc. 4.875% 5/15/2026[1]	17,698	17,084
Hanesbrands, Inc. 9.00% 2/15/2031[1]	30,552	29,967
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 3/8/2030[5,6]	20,242	20,242
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	8,040
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	18,766
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	12,490	11,538
International Game Technology PLC 6.50% 2/15/2025[1]	4,385	4,392
International Game Technology PLC 4.125% 4/15/2026[1]	6,110	5,942
International Game Technology PLC 5.25% 1/15/2029[1]	55,932	54,804
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	6,380	6,003
KB Home 6.875% 6/15/2027	6,170	6,421
KB Home 7.25% 7/15/2030	6,770	7,016
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	6,127
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	103,149	95,946
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	38,985	40,729
Levi Strauss & Co. 3.50% 3/1/2031[1]	15,760	13,663
LGI Homes, Inc. 8.75% 12/15/2028[1]	9,550	10,165
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	16,357	16,537
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	19,650	20,139
American High-Income Trust — Page 5 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	USD9,370	$9,780
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	4,058
Lithia Motors, Inc. 3.875% 6/1/2029[1]	26,349	23,824
Lithia Motors, Inc. 4.375% 1/15/2031[1]	15,500	14,106
M.D.C. Holdings, Inc. 6.00% 1/15/2043	11,252	10,484
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,165
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	2,500	2,299
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	30,030	26,497
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	8,910	8,260
Merlin Entertainments PLC 5.75% 6/15/2026[1]	10,798	10,696
MGM Resorts International 5.50% 4/15/2027	5,707	5,667
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.465% 9/9/2026[5,6]	4,426	4,419
NCL Corp., Ltd. 3.625% 12/15/2024[1]	6,450	6,270
NCL Corp., Ltd. 5.875% 3/15/2026[1]	8,100	7,921
NCL Corp., Ltd. 5.875% 2/15/2027[1]	22,465	22,285
NCL Corp., Ltd. 7.75% 2/15/2029[1]	7,115	7,165
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	35,980	34,604
Ontario Gaming GTA, LP, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.598% 8/1/2030[5,6]	9,050	9,097
Party City Holdings, Inc. 0% 10/12/2028[3,8]	14,100	— [9]
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[1,4,8]	44,226	43,209
PENN Entertainment, Inc. 5.625% 1/15/2027[1]	13,975	13,561
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	5,634
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	3,000	2,403
QVC, Inc. 4.85% 4/1/2024	42,375	41,984
QVC, Inc. 4.45% 2/15/2025	12,390	11,644
Raising Canes Restaurants, LLC 9.375% 5/1/2029[1]	7,300	7,800
Resorts World Las Vegas, LLC 4.625% 4/16/2029[10]	6,700	5,847
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	9,209	9,580
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	21,740	21,012
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	14,200	14,069
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	28,035	27,770
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	38,550	35,568
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	16,350	16,152
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	33,790	35,930
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	22,450	24,162
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	11,562	12,082
Sally Holdings, LLC 5.625% 12/1/2025	23,919	23,940
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	16,870	15,969
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.914% 4/4/2029[5,6]	10,605	10,617
Service Corp. International 4.00% 5/15/2031	3,575	3,205
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	33,640	30,655
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	59,789	53,360
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	5,255	4,752
Travel + Leisure Co. 4.50% 12/1/2029[1]	12,160	10,905
Travel + Leisure Co. 4.625% 3/1/2030[1]	5,575	4,993
Universal Entertainment Corp. 8.75% 12/11/2024[1]	78,345	84,337
Vail Resorts, Inc. 6.25% 5/15/2025[1]	6,880	6,852
Valvoline, Inc. 4.25% 2/15/2030[1]	3,691	3,665
Valvoline, Inc. 3.625% 6/15/2031[1]	12,465	10,661
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	28,250	27,216
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	19,510	18,257
American High-Income Trust — Page 6 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	USD9,225	$8,717
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	5,546	5,782
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	4,500	4,801
		2,184,914
Communication services 11.42%
Altice France Holding SA 10.50% 5/15/2027[1]	18,460	11,974
Altice France SA 5.125% 7/15/2029[1]	39,303	30,631
CCO Holdings, LLC 5.50% 5/1/2026[1]	2,094	2,081
CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,550
CCO Holdings, LLC 5.00% 2/1/2028[1]	22,774	21,808
CCO Holdings, LLC 5.375% 6/1/2029[1]	7,126	6,727
CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,345
CCO Holdings, LLC 4.75% 3/1/2030[1]	62,543	57,239
CCO Holdings, LLC 4.50% 8/15/2030[1]	65,679	59,296
CCO Holdings, LLC 4.25% 2/1/2031[1]	42,647	37,327
CCO Holdings, LLC 4.75% 2/1/2032[1]	42,551	37,577
CCO Holdings, LLC 4.50% 5/1/2032	37,339	32,029
CCO Holdings, LLC 4.50% 6/1/2033[1]	45,053	38,180
CCO Holdings, LLC 4.25% 1/15/2034[1]	48,005	39,074
Charter Communications Operating, LLC 5.25% 4/1/2053	10,825	9,081
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	11,000	9,495
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	5,000	4,162
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	8,445	8,092
Connect Finco SARL 6.75% 10/1/2026[1]	23,740	23,619
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	11,783
CSC Holdings, LLC 5.50% 4/15/2027[1]	2,700	2,497
CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	2,144
CSC Holdings, LLC 6.50% 2/1/2029[1]	10,000	8,834
CSC Holdings, LLC 3.375% 2/15/2031[1]	11,375	8,311
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	9,835	504
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	18,432	968
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	59,475	55,930
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.65% 8/2/2027[5,6]	26,664	26,764
DISH DBS Corp. 5.875% 11/15/2024	155,330	145,785
DISH DBS Corp. 7.75% 7/1/2026	36,060	25,153
DISH Network Corp. 11.75% 11/15/2027[1]	123,895	129,430
Embarq Corp. 7.995% 6/1/2036	85,901	53,793
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	20,695	20,011
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	58,730	54,331
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	68,758	61,555
Frontier Communications Holdings, LLC 5.875% 11/1/2029	11,907	10,074
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	12,750	10,892
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	8,675	8,931
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	4,000	4,082
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	41,150	31,093
Gray Television, Inc. 5.875% 7/15/2026[1]	44,880	43,697
Gray Television, Inc. 7.00% 5/15/2027[1]	45,019	42,834
Gray Television, Inc. 4.75% 10/15/2030[1]	11,010	8,301
iHeartCommunications, Inc. 6.375% 5/1/2026	236	201
iHeartCommunications, Inc. 8.375% 5/1/2027	427	278
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	11,310	8,997
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	5,000	3,851
American High-Income Trust — Page 7 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	USD51,332	$49,027
Lamar Media Corp. 3.75% 2/15/2028	2,567	2,416
Lamar Media Corp. 4.875% 1/15/2029	3,600	3,487
Lamar Media Corp. 3.625% 1/15/2031	10,350	9,206
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	4,898
Ligado Networks, LLC 15.50% PIK 11/11/2023[1,2,4]	52,957	10,128
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/11/2023[2,3,4,5]	4,104	3,899
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	9,823
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,605	5,241
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	53,860	49,601
Netflix, Inc. 4.875% 4/15/2028	6,190	6,277
News Corp. 3.875% 5/15/2029[1]	34,350	31,618
Nexstar Media, Inc. 5.625% 7/15/2027[1]	11,995	11,609
Nexstar Media, Inc. 4.75% 11/1/2028[1]	70,971	65,455
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	54
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	14,018	12,413
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	34,305	32,262
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	66,175	61,244
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	1,990	1,926
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	31,070	27,727
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	76,471	65,515
Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,901
Sprint Capital Corp. 8.75% 3/15/2032	17,147	21,184
Sprint, LLC 7.625% 3/1/2026	9,450	9,879
TEGNA, Inc. 5.00% 9/15/2029	8,337	7,649
T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	14,837
Univision Communications, Inc. 5.125% 2/15/2025[1]	13,868	13,828
Univision Communications, Inc. 6.625% 6/1/2027[1]	86,870	86,696
Univision Communications, Inc. 8.00% 8/15/2028[1]	50,965	52,614
Univision Communications, Inc. 4.50% 5/1/2029[1]	98,600	88,088
Univision Communications, Inc. 7.375% 6/30/2030[1]	48,128	48,046
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.598% 6/24/2029[5,6]	1,227	1,233
UPC Broadband Finco BV 4.875% 7/15/2031[1]	5,770	5,085
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	19,230	17,146
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	49,120	42,954
VZ Secured Financing BV 5.00% 1/15/2032[1]	11,580	9,900
WMG Acquisition Corp. 3.75% 12/1/2029[1]	29,563	26,952
WMG Acquisition Corp. 3.875% 7/15/2030[1]	12,507	11,329
WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,475
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	5,457	4,571
Ziggo BV 4.875% 1/15/2030[1]	26,110	23,321
		2,182,825
Materials 8.87%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	9,215	8,992
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	1,509	1,402
ArcelorMittal SA 4.25% 7/16/2029	940	916
ArcelorMittal SA 6.80% 11/29/2032	6,750	7,304
ArcelorMittal SA 7.00% 10/15/2039	10,104	10,959
ArcelorMittal SA 6.75% 3/1/2041	15,173	16,090
ARD Finance SA 6.50% Cash 6/30/2027[1,4]	8,809	4,125
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]	2,625	2,299
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	27,216	23,072
American High-Income Trust — Page 8 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]	USD570	$555
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	15,000	11,671
Arsenal AIC Parent, LLC 8.00% 10/1/2030[1]	7,550	7,887
Arsenal AIC Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.856% 8/18/2030[5,6]	7,531	7,572
ATI, Inc. 4.875% 10/1/2029	13,720	12,806
ATI, Inc. 7.25% 8/15/2030	9,430	9,822
ATI, Inc. 5.125% 10/1/2031	22,140	20,570
Avient Corp. 7.125% 8/1/2030[1]	6,750	7,026
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	5,995	6,295
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,318
Ball Corp. 6.875% 3/15/2028	11,915	12,386
Ball Corp. 6.00% 6/15/2029	7,100	7,259
Ball Corp. 2.875% 8/15/2030	3,250	2,792
Ball Corp. 3.125% 9/15/2031	26,280	22,687
Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	803
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	26,795	22,998
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	8,478	8,520
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,867
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	50,855	50,732
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	43,193	40,124
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	13,575	13,783
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	47,119	42,658
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	2,013	1,840
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	13,025	11,045
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,102
CSN Resources SA 8.875% 12/5/2030[1]	7,625	7,953
CVR Partners, LP 6.125% 6/15/2028[1]	30,484	28,475
Element Solutions, Inc. 3.875% 9/1/2028[1]	8,300	7,649
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	80,843	77,157
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	58,290	52,254
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	141,362	120,334
First Quantum Minerals, Ltd. 8.625% 6/1/2031[1]	8,420	7,146
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	285
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,323
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,643
FXI Holdings, Inc. 12.25% 11/15/2026[1]	183,755	164,003
FXI Holdings, Inc. 12.25% 11/15/2026[1]	127,259	114,215
INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	10,029
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	11,760
LABL, Inc. 6.75% 7/15/2026[1]	560	545
LABL, Inc. 10.50% 7/15/2027[1]	17,865	17,154
LABL, Inc. 5.875% 11/1/2028[1]	14,600	13,255
LABL, Inc. 9.50% 11/1/2028[1]	3,277	3,314
LABL, Inc. 8.25% 11/1/2029[1]	9,500	8,022
LSB Industries, Inc. 6.25% 10/15/2028[1]	45,900	43,599
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,756
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	12,500	12,283
Methanex Corp. 5.125% 10/15/2027	58,710	57,413
Methanex Corp. 5.25% 12/15/2029	8,893	8,566
Methanex Corp. 5.65% 12/1/2044	9,445	8,258
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	5,473	5,567
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	36,242	37,207
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	41,510	44,209
American High-Income Trust — Page 9 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	USD12,125	$12,655
NOVA Chemicals Corp. 4.875% 6/1/2024[1]	15,785	15,662
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	30,102	28,258
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	13,800	14,489
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	35,492	29,925
Novelis Corp. 3.25% 11/15/2026[1]	13,285	12,515
Novelis Corp. 4.75% 1/30/2030[1]	9,228	8,693
Novelis Corp. 3.875% 8/15/2031[1]	19,344	17,075
Olin Corp. 5.625% 8/1/2029	5,700	5,615
Olin Corp. 5.00% 2/1/2030	3,365	3,214
Olympus Water US Holding Corp. 4.25% 10/1/2028[1]	2,900	2,613
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	28,862	30,670
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	5,341	5,379
Rain Carbon, Inc. 12.25% 9/1/2029[1]	2,698	2,641
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	41,413	38,786
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	17,150	16,028
Scotts Miracle-Gro Co. 4.50% 10/15/2029	3,506	3,119
Scotts Miracle-Gro Co. 4.375% 2/1/2032	6,930	5,864
Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	7,102
Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,291
Smyrna Ready Mix Concrete, LLC 8.875% 11/15/2031[1]	5,975	6,287
Summit Materials, LLC 6.50% 3/15/2027[1]	5,478	5,485
Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	14,541
Summit Materials, LLC 7.25% 1/15/2031[1]	8,372	8,827
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	10,177
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	6,445	6,330
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	23,886	23,447
Tronox, Inc. 4.625% 3/15/2029[1]	22,075	19,569
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.43% Cash 10/10/2028[4,5,6]	16,570	16,549
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	14,275	14,223
		1,695,680
Health care 8.49%
AdaptHealth, LLC 6.125% 8/1/2028[1]	11,940	10,318
AdaptHealth, LLC 4.625% 8/1/2029[1]	22,500	17,394
AdaptHealth, LLC 5.125% 3/1/2030[1]	25,617	20,016
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	13,000	11,811
Avantor Funding, Inc. 4.625% 7/15/2028[1]	44,744	43,277
Avantor Funding, Inc. 3.875% 11/1/2029[1]	8,825	8,022
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.71% 5/10/2027[5,6]	9,606	9,526
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	15,430	14,136
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	11,577	6,367
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	97,900	89,647
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	27,896	26,096
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	4,370	2,954
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	23,503	15,186
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	18,310	8,324
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	66,925	40,387
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	95	41
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,112	3,716
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	33,642	15,544
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	81,869	35,753
American High-Income Trust — Page 10 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.706% 2/1/2027[5,6]	USD7,634	$6,241
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	5,859	5,667
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	7,055	6,182
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	27,136	23,636
Catalent Pharma Solutions, Inc., Term Loan B4, (1-month USD CME Term SOFR + 3.50%) 8.36% 2/22/2028[5,6]	7,248	7,239
Centene Corp. 4.25% 12/15/2027	20,407	19,679
Centene Corp. 2.45% 7/15/2028	4,255	3,793
Centene Corp. 4.625% 12/15/2029	34,535	33,153
Centene Corp. 3.375% 2/15/2030	4,168	3,745
Centene Corp. 3.00% 10/15/2030	7,575	6,570
Centene Corp. 2.50% 3/1/2031	20,325	16,962
Centene Corp. 2.625% 8/1/2031	17,525	14,561
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	4,848	4,619
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	12,765	11,704
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	32,055	29,825
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	31,635	26,502
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	16,931
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	4,035	4,222
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,756
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,621
Endo DAC 6.875% 10/15/2024[1]	10,374	6,665
Endo DAC 9.50% 7/31/2027[1,2]	6,243	445
Endo DAC 6.00% 6/30/2028[1,2]	45,278	3,226
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	12,320	7,896
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	12,185	12,529
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 7/1/2030[5,6]	20,537	20,537
Grifols SA 4.75% 10/15/2028[1]	12,075	10,964
HCA, Inc. 5.875% 2/15/2026	2,902	2,928
HCA, Inc. 4.50% 2/15/2027	71	70
HCA, Inc. 5.625% 9/1/2028	22,625	23,170
HCA, Inc. 3.50% 9/1/2030	3,940	3,573
HCA, Inc. 7.50% 11/15/2095	5,000	5,658
Hologic, Inc. 3.25% 2/15/2029[1]	8,800	7,988
IQVIA, Inc. 5.00% 10/15/2026[1]	23,649	23,439
IQVIA, Inc. 6.50% 5/15/2030[1]	13,115	13,461
Jazz Securities DAC 4.375% 1/15/2029[1]	12,660	11,800
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	4,901	5,287
Medline Borrower, LP 3.875% 4/1/2029[1]	7,570	6,854
Medline Borrower, LP 5.25% 10/1/2029[1]	25,275	23,857
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.47% 10/23/2028[5,6]	7,009	7,044
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	23,805	22,537
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	55,775	50,199
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	47,875	41,886
Option Care Health, Inc. 4.375% 10/31/2029[1]	6,115	5,534
Owens & Minor, Inc. 4.50% 3/31/2029[1]	29,235	25,818
Owens & Minor, Inc. 6.625% 4/1/2030[1]	38,020	36,349
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	110,659	70,934
Radiology Partners, Inc. 9.25% 2/1/2028[1]	38,699	19,889
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[5,6]	41,753	33,785
American High-Income Trust — Page 11 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	USD36,805	$29,488
Select Medical Corp. 6.25% 8/15/2026[1]	9,039	9,090
Star Parent, Inc. 9.00% 10/1/2030[1]	5,940	6,267
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.348% 9/27/2030[5,6]	7,575	7,525
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	4,742	4,802
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	6,359	5,333
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.633% 3/2/2027[5,6]	6,412	4,918
Tenet Healthcare Corp. 4.875% 1/1/2026	42,988	42,534
Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	9,045
Tenet Healthcare Corp. 5.125% 11/1/2027	3,980	3,894
Tenet Healthcare Corp. 4.625% 6/15/2028	9,650	9,215
Tenet Healthcare Corp. 6.125% 10/1/2028	18,430	18,394
Tenet Healthcare Corp. 4.25% 6/1/2029	39,354	36,681
Tenet Healthcare Corp. 4.375% 1/15/2030	19,150	17,768
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	37,295	38,164
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,056
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	12,350	12,320
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	45,611	42,265
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	19,990	19,165
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	20,665	21,140
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	112,086	107,168
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,552
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	12,437	13,579
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,337	11,081
		1,622,889
Financials 7.70%
AG Issuer, LLC 6.25% 3/1/2028[1]	48,143	47,909
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	31,194	32,829
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,420	10,023
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	34,600	34,513
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,299
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	35,243	33,437
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	14,420	15,220
AmWINS Group, Inc. 4.875% 6/30/2029[1]	26,342	24,091
Aretec Group, Inc. 7.50% 4/1/2029[1]	68,497	61,730
Aretec Group, Inc. 10.00% 8/15/2030[1]	21,190	22,544
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.176% 8/2/2029[5,6]	22,600	21,823
AssuredPartners, Inc. 7.00% 8/15/2025[1]	226	227
AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,575
Block, Inc. 2.75% 6/1/2026	35,300	33,311
Block, Inc. 3.50% 6/1/2031	36,550	32,522
Blue Owl Capital Corp. 4.00% 3/30/2025	449	437
Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,289
Blue Owl Capital Corp. 2.625% 1/15/2027	400	361
Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,538
Blue Owl Capital Corp. III 3.125% 4/13/2027	11,350	10,037
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,075	16,145
Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	4,600	4,772
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	9,950	9,296
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	17,105	16,089
American High-Income Trust — Page 12 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Coinbase Global, Inc. 3.375% 10/1/2028[1]	USD37,781	$31,922
Coinbase Global, Inc. 3.625% 10/1/2031[1]	36,001	27,867
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	98,625	93,271
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,655	19,654
Credit Acceptance Corp. 9.25% 12/15/2028[1]	6,125	6,537
Enova International, Inc. 11.25% 12/15/2028[1]	6,125	6,315
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	12,089	12,228
GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[5,6]	10,350	10,393
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	41,320	43,691
Hightower Holding, LLC 6.75% 4/15/2029[1]	27,750	25,233
HUB International, Ltd. 7.00% 5/1/2026[1]	35,178	35,355
HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,577
HUB International, Ltd. 7.25% 6/15/2030[1]	20,332	21,489
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.662% 6/20/2030[5,6]	12,949	13,024
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	25,010	22,966
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	3,100	2,726
LPL Holdings, Inc. 4.625% 11/15/2027[1]	8,085	7,816
LPL Holdings, Inc. 4.00% 3/15/2029[1]	6,610	6,125
LPL Holdings, Inc. 4.375% 5/15/2031[1]	12,700	11,516
Macquarie Airfinance Holdings, Ltd. 8.125% 3/30/2029[1]	7,555	7,903
MGIC Investment Corp. 5.25% 8/15/2028	7,625	7,430
MSCI, Inc. 4.00% 11/15/2029[1]	10,387	9,775
MSCI, Inc. 3.625% 9/1/2030[1]	742	672
MSCI, Inc. 3.875% 2/15/2031[1]	27,300	24,977
MSCI, Inc. 3.625% 11/1/2031[1]	23,511	20,721
MSCI, Inc. 3.25% 8/15/2033[1]	14,529	12,161
Navient Corp. 5.875% 10/25/2024	25,680	25,695
Navient Corp. 6.75% 6/25/2025	13,000	13,163
Navient Corp. 6.75% 6/15/2026	12,310	12,522
Navient Corp. 5.00% 3/15/2027	54,467	52,637
Navient Corp. 4.875% 3/15/2028	10,570	9,832
Navient Corp. 5.50% 3/15/2029	56,826	52,466
Navient Corp. 9.375% 7/25/2030	13,239	13,881
Navient Corp. 11.50% 3/15/2031	55,460	60,798
Navient Corp. 5.625% 8/1/2033	27,712	22,775
NFP Corp. 6.875% 8/15/2028[1]	26,914	27,380
Onemain Finance Corp. 7.125% 3/15/2026	24,220	24,691
Onemain Finance Corp. 5.375% 11/15/2029	2,515	2,359
Onemain Finance Corp. 7.875% 3/15/2030	20,010	20,615
Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,505
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	86,049	87,429
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.856% 8/17/2028[5,6]	7,520	7,553
Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,588
Oxford Finance, LLC 6.375% 2/1/2027[1]	36,100	34,156
PennyMac Financial Services, Inc. 7.875% 12/15/2029[1]	7,675	7,911
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	8,689
Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	5,986
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	16,460	15,287
American High-Income Trust — Page 13 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	USD13,670	$12,897
USI, Inc. 7.50% 1/15/2032[1]	6,945	7,119
		1,470,295
Industrials 7.69%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	12,579	12,498
ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,436
Allison Transmission, Inc. 3.75% 1/30/2031[1]	27,170	24,035
American Airlines, Inc. 8.50% 5/15/2029[1]	8,960	9,467
Aramark Services, Inc. 5.00% 4/1/2025[1]	2,980	2,960
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	8,990	8,889
Atkore, Inc. 4.25% 6/1/2031[1]	15,900	14,209
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	18,142
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	922
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	26,181	24,248
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	17,340	17,250
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	32,557
Bombardier, Inc. 7.125% 6/15/2026[1]	47,784	47,604
Bombardier, Inc. 7.875% 4/15/2027[1]	48,346	48,400
Bombardier, Inc. 6.00% 2/15/2028[1]	18,688	18,230
Bombardier, Inc. 7.50% 2/1/2029[1]	40,981	41,696
Bombardier, Inc. 8.75% 11/15/2030[1]	17,680	18,846
Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	2,114
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	9,050	9,582
Brand Industrial Services, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.877% 8/1/2030[5,6]	4,813	4,799
Brink’s Co. (The) 4.625% 10/15/2027[1]	10,371	9,896
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,645
BWX Technologies, Inc. 4.125% 4/15/2029[1]	10,000	9,136
Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,872
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	20,980	19,800
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	18,675	17,543
Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,784
Clean Harbors, Inc. 6.375% 2/1/2031[1]	6,822	6,936
CoreLogic, Inc. 4.50% 5/1/2028[1]	77,357	67,841
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.97% 6/4/2029[5,6]	22,275	20,061
Covanta Holding Corp. 4.875% 12/1/2029[1]	19,838	17,356
Covanta Holding Corp. 5.00% 9/1/2030	28,240	24,098
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[5,6]	4,668	4,681
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[5,6]	274	275
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	24,367	22,757
Enviri Corp. 5.75% 7/31/2027[1]	6,745	6,294
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	45,925	47,307
Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,162
Hertz Corp. (The) 5.00% 12/1/2029[1]	16,686	13,709
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,510	1,531
Howmet Aerospace, Inc. 5.95% 2/1/2037	9,125	9,536
Icahn Enterprises, LP 4.75% 9/15/2024	25,967	25,825
Icahn Enterprises, LP 6.375% 12/15/2025	9,914	9,742
Icahn Enterprises, LP 6.25% 5/15/2026	18,614	17,776
Icahn Enterprises, LP 5.25% 5/15/2027	9,513	8,553
American High-Income Trust — Page 14 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises, LP 9.75% 1/15/2029[1]	USD8,945	$9,137
Icahn Enterprises, LP 4.375% 2/1/2029	13,415	11,218
Masonite International Corp. 3.50% 2/15/2030[1]	11,831	10,270
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	7,760	8,051
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	46,554	46,720
Moog, Inc. 4.25% 12/9/2027[1]	8,465	8,001
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,665
Park Aerospace Holdings, Ltd. 5.50% 2/15/2024[1]	1,258	1,256
PGT Innovations, Inc. 4.375% 10/1/2029[1]	8,055	8,035
Pike Corp. 8.625% 1/31/2031[1]	7,600	7,996
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	10,753
PM General Purchaser, LLC 9.50% 10/1/2028[1]	30,688	31,153
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,515
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,773
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,304	1,344
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	22,437	23,948
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	2,005	1,858
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	108	98
Seagate HDD Cayman 8.25% 12/15/2029[1]	4,000	4,317
Seagate HDD Cayman 8.50% 7/15/2031[1]	9,645	10,474
Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	3,001
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	8,800	7,769
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	9,000	8,856
Spirit AeroSystems, Inc. 4.60% 6/15/2028	50,341	44,585
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	28,960	31,726
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	38,085	40,988
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.633% 1/15/2027[5,6]	4,329	4,353
SRS Distribution, Inc. 4.625% 7/1/2028[1]	10,080	9,574
SRS Distribution, Inc. 6.125% 7/1/2029[1]	615	584
Stericycle, Inc. 5.375% 7/15/2024[1]	20,884	20,834
Stericycle, Inc. 3.875% 1/15/2029[1]	7,360	6,685
Titan International, Inc. 7.00% 4/30/2028	11,500	11,516
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	12,315	12,112
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	31,895	31,354
TransDigm, Inc. 6.25% 3/15/2026[1]	31,295	31,273
TransDigm, Inc. 7.50% 3/15/2027	770	774
TransDigm, Inc. 5.50% 11/15/2027	19,810	19,425
TransDigm, Inc. 6.75% 8/15/2028[1]	7,070	7,242
TransDigm, Inc. 4.625% 1/15/2029	2,971	2,791
TransDigm, Inc. 4.875% 5/1/2029	4,180	3,912
TransDigm, Inc. 6.875% 12/15/2030[1]	7,315	7,539
Triumph Group, Inc. 7.75% 8/15/2025	14,455	14,419
Triumph Group, Inc. 9.00% 3/15/2028[1]	74,479	79,290
Uber Technologies, Inc. 8.00% 11/1/2026[1]	10,000	10,192
United Airlines, Inc. 4.625% 4/15/2029[1]	3,600	3,371
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,406
United Rentals (North America), Inc. 3.875% 2/15/2031	13,525	12,305
United Rentals (North America), Inc. 3.75% 1/15/2032	9,535	8,447
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	11,475	11,567
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,211
American High-Income Trust — Page 15 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
XPO, Inc. 7.125% 6/1/2031[1]	USD10,832	$11,225
XPO, Inc. 7.125% 2/1/2032[1]	20,182	20,842
		1,468,750
Information technology 5.58%
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	8,470	8,036
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.97% 2/27/2026[5,6]	13,775	13,788
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	952	898
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,285
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	3,545	3,568
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	4,290	4,310
CA Magnum Holdings 5.375% 10/31/2026[1]	1,075	1,002
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	30,080	28,674
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	87,622	83,356
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.948% 3/30/2029[5,6]	22,319	21,903
CommScope Technologies, LLC 6.00% 6/15/2025[1]	44,890	36,627
CommScope Technologies, LLC 5.00% 3/15/2027[1]	14,150	5,903
CommScope, Inc. 6.00% 3/1/2026[1]	40,113	35,789
CommScope, Inc. 8.25% 3/1/2027[1]	12,579	6,653
CommScope, Inc. 7.125% 7/1/2028[1]	4,883	2,324
CommScope, Inc. 4.75% 9/1/2029[1]	2,525	1,698
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.72% 4/6/2026[5,6]	11,909	10,667
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[1,5,6,8]	200,419	206,682
Entegris Escrow Corp. 4.75% 4/15/2029[1]	7,610	7,340
Fair Isaac Corp. 4.00% 6/15/2028[1]	16,225	15,365
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[5,6,10]	2,058	2,027
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[5,6,10]	74,987	73,862
Gartner, Inc. 4.50% 7/1/2028[1]	26,527	25,173
Gartner, Inc. 3.625% 6/15/2029[1]	3,657	3,305
Gartner, Inc. 3.75% 10/1/2030[1]	13,511	11,958
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	4,600	4,512
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	7,075	6,416
Hughes Satellite Systems Corp. 5.25% 8/1/2026	18,475	16,276
Hughes Satellite Systems Corp. 6.625% 8/1/2026	18,716	14,774
Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,757
McAfee Corp. 7.375% 2/15/2030[1]	20,450	18,703
MicroStrategy, Inc. 6.125% 6/15/2028[1]	6,425	6,240
NCR Atleos Corp. 9.50% 4/1/2029[1]	45,105	47,963
NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.206% 3/27/2029[5,6]	7,525	7,513
NCR Voyix Corp. 5.125% 4/15/2029[1]	36,455	34,695
Open Text Corp. 3.875% 2/15/2028[1]	14,045	13,060
Open Text Corp. 3.875% 12/1/2029[1]	16,125	14,478
Oracle Corp. 5.55% 2/6/2053	8,500	8,512
RingCentral, Inc. 8.50% 8/15/2030[1]	4,950	5,067
Rocket Software, Inc. 6.50% 2/15/2029[1]	9,075	7,905
Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,694
American High-Income Trust — Page 16 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.948% 9/29/2028[5,6]	USD28,551	$27,955
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.764% 5/4/2026[5,6]	8,748	8,781
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.988% 5/4/2026[5,6]	13,607	13,687
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.764% 5/3/2027[5,6]	14,325	14,385
Unisys Corp. 6.875% 11/1/2027[1]	19,140	17,252
Viasat, Inc. 5.625% 9/15/2025[1]	28,925	28,231
Viasat, Inc. 5.625% 4/15/2027[1]	1,075	1,041
Viasat, Inc. 6.50% 7/15/2028[1]	16,625	13,672
Viasat, Inc. 7.50% 5/30/2031[1]	43,195	33,962
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,288
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,10]	60,835	61,900
Xerox Holdings Corp. 5.50% 8/15/2028[1]	10,500	9,487
Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	311
		1,065,710
Real estate 4.90%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	20,435	15,904
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	33,120	24,762
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	34,395	33,422
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	11,785	10,621
Cushman & Wakefield U.S. Borrower, LLC 8.875% 9/1/2031[1]	7,550	8,007
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.356% 1/31/2030[5,6]	6,295	6,303
Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	10,328
Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,843
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	9,025	9,466
HAT Holdings I, LLC 8.00% 6/15/2027[1]	9,200	9,592
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	27,522	26,490
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	40,963	36,572
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	68,502	59,531
Iron Mountain, Inc. 4.875% 9/15/2027[1]	29,660	28,961
Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	23,435
Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	8,898
Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,371
Iron Mountain, Inc. 5.25% 7/15/2030[1]	54,225	51,679
Iron Mountain, Inc. 4.50% 2/15/2031[1]	34,910	31,683
Kennedy-Wilson, Inc. 4.75% 3/1/2029	49,201	41,132
Kennedy-Wilson, Inc. 4.75% 2/1/2030	53,470	43,408
Kennedy-Wilson, Inc. 5.00% 3/1/2031	41,005	32,617
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	12,489	12,331
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	27,957	26,370
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	20,206	18,247
MPT Operating Partnership, LP 5.00% 10/15/2027	31,357	25,642
MPT Operating Partnership, LP 3.50% 3/15/2031	3,437	2,154
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	15,240
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	14,093
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	3,035	2,878
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	14,905	13,409
Service Properties Trust 4.50% 3/15/2025	9,100	8,895
Service Properties Trust 5.25% 2/15/2026	2,545	2,474
Service Properties Trust 4.75% 10/1/2026	23,915	22,346
Service Properties Trust 4.95% 2/15/2027	21,992	19,937
Service Properties Trust 5.50% 12/15/2027	5,705	5,229
American High-Income Trust — Page 17 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 3.95% 1/15/2028	USD35,650	$29,253
Service Properties Trust 4.95% 10/1/2029	48,896	40,526
Service Properties Trust 4.375% 2/15/2030	8,760	6,811
Service Properties Trust 8.625% 11/15/2031[1]	68,355	71,654
VICI Properties, LP 5.625% 5/1/2024[1]	9,113	9,089
VICI Properties, LP 3.50% 2/15/2025[1]	5,104	4,977
VICI Properties, LP 4.625% 6/15/2025[1]	11,050	10,861
VICI Properties, LP 4.25% 12/1/2026[1]	9,323	8,978
VICI Properties, LP 3.75% 2/15/2027[1]	243	229
VICI Properties, LP 4.50% 1/15/2028[1]	3,000	2,864
VICI Properties, LP 3.875% 2/15/2029[1]	12,535	11,525
VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,563
VICI Properties, LP 4.125% 8/15/2030[1]	2,233	2,036
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,2,4]	49,238	10,340
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,2,4]	39,271	13,549
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	3,560	3,554
		936,079
Consumer staples 4.05%
Albertsons Companies, Inc. 3.25% 3/15/2026[1]	4,800	4,532
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	7,019
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	46,057	41,873
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	8,665	8,305
B&G Foods, Inc. 5.25% 4/1/2025	3,642	3,589
B&G Foods, Inc. 5.25% 9/15/2027	29,666	26,986
B&G Foods, Inc. 8.00% 9/15/2028[1]	13,880	14,592
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.36% 2/5/2029[5,6]	4,431	4,460
Central Garden & Pet Co. 4.125% 10/15/2030	21,206	19,311
Central Garden & Pet Co. 4.125% 4/30/2031[1]	14,105	12,481
Coty, Inc. 5.00% 4/15/2026[1]	11,000	10,833
Coty, Inc. 6.50% 4/15/2026[1]	9,980	9,975
Coty, Inc. 4.75% 1/15/2029[1]	50,670	48,371
Coty, Inc. 6.625% 7/15/2030[1]	28,095	28,880
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,342
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	27,320	27,358
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	15,240	13,660
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,113
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,442
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,975	9,465
Ingles Markets, Inc. 4.00% 6/15/2031[1]	18,805	16,616
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	48,100	46,941
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	62,095	59,368
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.538% 12/22/2026[5,6]	1,960	1,967
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	45,745	42,216
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	6,925	6,326
Nestle Skin Health SA, Term Loan B3, (1-month USD CME Term SOFR + 3.50%) 8.948% 10/1/2026[5,6]	29,993	30,193
Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	15,985
Performance Food Group, Inc. 4.25% 8/1/2029[1]	5,785	5,312
Post Holdings, Inc. 5.625% 1/15/2028[1]	24,830	24,623
Post Holdings, Inc. 5.50% 12/15/2029[1]	19,249	18,568
American High-Income Trust — Page 18 of 28

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 4/15/2030[1]	USD62,517	$57,572
Post Holdings, Inc. 4.50% 9/15/2031[1]	24,360	21,864
Prestige Brands, Inc. 5.125% 1/15/2028[1]	25,958	25,233
Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	12,639
Simmons Foods, Inc. 4.625% 3/1/2029[1]	12,365	10,710
TreeHouse Foods, Inc. 4.00% 9/1/2028	29,680	26,310
United Natural Foods, Inc. 6.75% 10/15/2028[1]	41,970	34,032
US Foods, Inc. 4.625% 6/1/2030[1]	8,325	7,766
		773,832
Utilities 2.02%
Aegea Finance SARL 9.00% 1/20/2031[1]	3,750	3,988
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,722
Calpine Corp. 5.25% 6/1/2026[1]	1,051	1,038
Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,807
Calpine Corp. 5.125% 3/15/2028[1]	8,282	7,946
Calpine Corp. 3.75% 3/1/2031[1]	9,175	8,058
DPL, Inc. 4.125% 7/1/2025	10,965	10,699
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,11]	18,225	17,915
Enfragen Energia Sur SA 5.375% 12/30/2030[1]	4,850	3,793
Enfragen Energia Sur SA 5.375% 12/30/2030	631	494
FirstEnergy Corp. 2.25% 9/1/2030	19,000	16,025
FirstEnergy Corp. 7.375% 11/15/2031	7,191	8,492
FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,625
FirstEnergy Corp. 5.10% 7/15/2047	4,000	3,667
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,075	4,606
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,735
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	3,163	3,129
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,261
NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,721
Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	5,903
Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,653
Pacific Gas and Electric Co. 5.45% 6/15/2027	7,720	7,787
Pacific Gas and Electric Co. 3.75% 7/1/2028	6,100	5,719
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	3,975
Pacific Gas and Electric Co. 2.50% 2/1/2031	7,695	6,355
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,135	1,851
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	4,064
Pacific Gas and Electric Co. 3.50% 8/1/2050	26,090	18,067
PG&E Corp. 5.00% 7/1/2028	53,720	52,302
PG&E Corp. 5.25% 7/1/2030	80,585	77,820
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	49,563	52,699
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.869% 5/17/2030[5,6]	5,955	5,996
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	25,732
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	5,769	5,689
		386,333
Total corporate bonds, notes & loans		16,636,295
American High-Income Trust — Page 19 of 28

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2033	USD18,275	$18,264
U.S. Treasury 3.625% 5/15/2053[12]	5,000	4,635
U.S. Treasury 4.125% 8/15/2053[12]	31,500	31,927
		54,826
Mortgage-backed obligations 0.07% Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	15,299	14,214
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Argentine Republic 1.00% 7/9/2029	6,700	2,693
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	8,675	3,501
		6,194
Total bonds, notes & other debt instruments (cost: $17,398,835,000)		16,711,529
Convertible bonds & notes 0.21% Communication services 0.17%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	62,635	33,510
Financials 0.04%
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	8,582	7,815
Total convertible bonds & notes (cost: $63,863,000)		41,325
Common stocks 4.35% Health care 1.06%	Shares
Rotech Healthcare, Inc.[3,8,10,13]	1,916,276	201,209
Mallinckrodt PLC[13]	62,717	2,415
		203,624
Information technology 0.88%
Diebold Nixdorf, Inc.[1,8,13]	5,800,284	167,918
Utilities 0.80%
Talen Energy Corp.[13]	2,242,027	143,490
PG&E Corp.	489,795	8,831
		152,321
Energy 0.76%
Chesapeake Energy Corp.	610,745	46,991
Ascent Resources - Utica, LLC, Class A3,10	905,325	31,062
Weatherford International[13]	206,113	20,164
Altera Infrastructure, LP3,13	123,978	11,427
California Resources Corp.	183,103	10,012
Constellation Oil Services Holding SA, Class B-1[3,13]	51,096,574	7,153
Mesquite Energy, Inc.[3,13]	109,992	6,217
Diamond Offshore Drilling, Inc.[13]	378,640	4,922
Civitas Resources, Inc.	57,659	3,943
American High-Income Trust — Page 20 of 28

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	16,090	$1,609
Southwestern Energy Co.[13]	229,524	1,503
McDermott International, Ltd.[1,10,13]	1,745,604	157
Bighorn Permian Resources, LLC[3]	42,744	— [9]
		145,160
Consumer discretionary 0.44%
Party City Holdco, Inc.[3,8,13]	2,530,772	57,803
Party City Holdco, Inc.[1,3,8,13]	25,266	577
NMG Parent, LLC[13]	182,562	20,082
MYT Holding Co., Class B3,8,13	7,468,376	5,601
		84,063
Materials 0.25%
Venator Materials PLC[3,8,13]	9,474,891,765	48,606
Communication services 0.16%
Frontier Communications Parent, Inc.[13]	600,000	15,204
Intelsat SA13	319,194	9,177
Cumulus Media, Inc., Class A13	561,836	2,989
Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,621
iHeartMedia, Inc., Class A13	378,645	1,011
		30,002
Total common stocks (cost: $865,598,000)		831,694
Preferred securities 0.18% Industrials 0.11%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,13]	13,566	21,002
Consumer discretionary 0.07%
MYT Holdings, LLC, Series A, 10.00% preferred shares[8,13]	19,884,070	12,925
Energy 0.00%
McDermott International, Ltd. 8.00% cumulative preferred shares[3,13]	1,130	56
Total preferred securities (cost: $32,392,000)		33,983
Rights & warrants 0.02% Consumer discretionary 0.02%
NMG Parent, LLC, warrants, expire 9/24/2027[13]	407,047	3,254
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[13]	16,108	312
McDermott International, Inc., warrants, expire 7/1/2027[3,13]	845,563	— [9]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,13]	19	— [9]
		312
Total rights & warrants (cost: $4,056,000)		3,566
American High-Income Trust — Page 21 of 28

unaudited
Short-term securities 6.43% Money market investments 6.43%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[8,14]	12,284,657	$1,228,343
Total short-term securities (cost: $1,228,576,000)		1,228,343
Total investment securities 98.64% (cost: $19,593,320,000)		18,850,440
Other assets less liabilities 1.36%		259,230
Net assets 100.00%		$19,109,670
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	633	4/3/2024	USD130,343	$1,306
5 Year U.S. Treasury Note Futures	Long	1,305	4/3/2024	141,949	3,185
10 Year U.S. Treasury Note Futures	Short	120	3/28/2024	(13,547)	(76)
10 Year Ultra U.S. Treasury Note Futures	Short	148	3/28/2024	(17,466)	(784)
30 Year Ultra U.S. Treasury Bond Futures	Long	40	3/28/2024	5,344	(30)
					$3,601
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD255,583	$(14,907)	$(9,036)	$(5,871)
Investments in affiliates8

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 1.31%
Information technology 1.08%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.86% 8/11/2028[1,5,6]	$200,668	$643	$—	$—	$5,371	$206,682	$6,710
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[15]	27	—	115	—	88	—	(116)
						206,682
American High-Income Trust — Page 22 of 28

unaudited
Investments in affiliates8 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Consumer discretionary 0.23%
Party City Holdings, Inc. 12.00% PIK or 12.00% Cash 1/11/2029[2,6]	$—	$40,137	$—	$—	$3,072	$43,209	$1,262
Party City Holdings, Inc. 0% 10/12/2028[5]	—	— [9]	—	—	—	— [9]	—
						43,209
Total bonds, notes & other debt instruments						249,891
Common stocks 2.52%
Health care 1.05%
Rotech Healthcare, Inc.[3],10,13	201,209	—	—	—	—	201,209	—
Information technology 0.88%
Diebold Nixdorf, Inc.[1],13	104,312	116	—	—	63,490	167,918	—
Consumer discretionary 0.34%
Party City Holdco, Inc.[3,13]	—	21,180	—	—	36,623	57,803	—
Party City Holdco, Inc.[1],3,13	—	159	—	—	418	577	—
MYT Holding Co., Class B3,13	5,601	—	—	—	—	5,601	—
						63,981
Materials 0.25%
Venator Materials PLC[3],13	—	141,089	—	—	(92,483)	48,606	—
Total common stocks						481,714
Preferred securities 0.06%
Consumer discretionary 0.06%
MYT Holdings, LLC, Series A, 10.00% preferred shares[13]	12,925	—	—	—	—	12,925	—
Short-term securities 6.43%
Money market investments 6.43%
Capital Group Central Cash Fund 5.44%[14]	1,171,249	746,217	689,098	14	(39)	1,228,343	15,639
Total 10.32%				$14	$16,540	$1,972,873	$23,495
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,8,13]	9/26/2013	$41,128	$201,209	1.05%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.713% 9/13/2029[5,6]	9/13/2023	73,538	73,862.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.61% 9/13/2029[5,6]	9/13/2023-12/13/2023	2,058	2,027.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	58,774	61,900.33
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	4,340	31,062.16
Resorts World Las Vegas, LLC 4.625% 4/16/2029	8/11/2023-8/14/2023	5,669	5,847.03
McDermott International, Ltd.[1,13]	4/4/2018-12/31/2020	7,967	157	.00 [16]
Total		$193,474	$376,064	1.97%

American High-Income Trust — Page 23 of 28

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,515,707,000, which represented 65.49% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $744,592,000, which represented 3.90% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $376,064,000, which represented 1.97% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,611,000, which represented .07% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 12/31/2023.
[15]	Affiliated issuer during the reporting period but no longer held at 12/31/2023.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 24 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $358,413,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $229,977,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 25 of 28

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,548,680	$87,615	$16,636,295
U.S. Treasury bonds & notes	—	54,826	—	54,826
Mortgage-backed obligations	—	—	14,214	14,214
Bonds & notes of governments & government agencies outside the U.S.	—	6,194	—	6,194
Convertible bonds & notes	—	41,325	—	41,325
Common stocks	430,365	31,674	369,655	831,694
Preferred securities	—	12,925	21,058	33,983
Rights & warrants	312	3,254	— [1]	3,566
Short-term securities	1,228,343	—	—	1,228,343
Total	$1,659,020	$16,698,878	$492,542	$18,850,440

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,491	$—	$—	$4,491
Liabilities:
Unrealized depreciation on futures contracts	(890)	—	—	(890)
Unrealized depreciation on centrally cleared credit default swaps	—	(5,871)	—	(5,871)
Total	$3,601	$(5,871)	$—	$(2,270)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2023 (dollars in thousands):
	Beginning value at 10/1/2023	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 12/31/2023
Investment securities	$359,671	$5,601	$162,952	$(1,600)	$(111,148)	$77,066	$—	$492,542
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2023								$(35,443)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 26 of 28

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	101,829	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	5%	5%	Decrease
		Expected proceeds	Expected proceeds	Not applicable	Not applicable	Not applicable
		Yield analysis	Yield	10%	10%	Decrease
Common stocks	$369,655	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	5.7x - 8.0x	6.7x	Increase
			Discount to EV/EBITDA multiple	11%	11%	Decrease
			Price/Book value multiple	0.6x	0.6x	Increase
			DLOM	13% - 17%	15%	Decrease
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	$21,058	Market comparable companies	EV/EBITDA multiple	4.0x	4.0x	Increase
			DLOM	15%	15%	Decrease
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Risk discount	95%	95%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$492,542
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
CapEx = Capital expenditures
CME = CME Group
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value

LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American High-Income Trust — Page 27 of 28

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-021-0224O-S96457
American High-Income Trust — Page 28 of 28